FINANCE COSTS AND INTEREST INCOME	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
FINANCE COSTS AND INTEREST INCOME	FINANCE COSTS AND INTEREST INCOME
The components of finance costs were as follows:

(US $ millions)	Note	2020	2019
Interest on long-term debt(1)		$36	$35
Interest on other long-term debt	3	1	2
Amortization of debt issue costs	8	2	2
Revolving bank lines fees and other		3	4
		42	43
Net interest expense on net pension obligations	11	—	1
Interest expense on lease obligations	10	1	1
Total finance costs		$43	$45
(1)    Net of capitalized interest of $4 million for 2020 (2019 – $2 million) (note 5).
Interest income consists of income earned on cash and cash equivalents.